STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 68,078	$ 48,998,073	$ (46,006,629)	$ 3,059,522
Balance, shares at Dec. 31, 2016	68,077,288
Common stock issued to institutional investor	$ 5,300	5,716,760		5,722,060
Common stock issued to institutional investor, shares	5,300,000
Common stock issued for additional commitment shares	$ 186	225,907		226,093
Common stock issued for additional commitment shares, shares	185,974
Exercise of warrants	$ 469	502,031		502,500
Exercise of warrants, shares	469,000
Common stock issued for services	$ 35	44,215		44,250
Common stock issued for services, shares	35,997
Options issued for services		794,738		794,738
Warrants issued for services		416,934		416,934
Net loss			(5,749,382)	(5,749,382)
Balance at Dec. 31, 2017	$ 74,068	56,698,658	(51,756,011)	$ 5,016,715
Balance, shares at Dec. 31, 2017	74,068,259			74,068,259
Common stock issued to institutional investor	$ 3,250	3,609,150		$ 3,612,400
Common stock issued to institutional investor, shares	3,250,000
Common stock issued for additional commitment shares	$ 118	135,215		135,333
Common stock issued for additional commitment shares, shares	117,407
Exercise of options	$ 100	99,900		100,000
Exercise of options, shares	100,000
Exercise of warrants	$ 100	61,400		61,500
Exercise of warrants, shares	100,000
Options issued for services		339,076		339,076
Warrants issued for services		62,731		62,731
Net loss			(4,509,172)	(4,509,172)
Balance at Sep. 30, 2018	$ 77,636	61,006,130	(56,265,183)	4,818,583
Balance, shares at Sep. 30, 2018	77,635,666
Balance at Dec. 31, 2017	$ 74,068	56,698,658	(51,756,011)	$ 5,016,715
Balance, shares at Dec. 31, 2017	74,068,259			74,068,259
Common stock issued to institutional investor	$ 4,750	4,858,785		$ 4,863,535
Common stock issued to institutional investor, shares	4,750,000
Common stock issued for additional commitment shares	$ 159	172,033		172,192
Common stock issued for additional commitment shares, shares	158,071
Exercise of options	$ 100	99,900		100,000
Exercise of options, shares	100,000
Exercise of warrants	$ 100	61,400		61,500
Exercise of warrants, shares	100,000
Options issued for services		387,688		387,688
Warrants issued for services		78,390		78,390
Net loss			(5,772,958)	(5,772,958)
Balance at Dec. 31, 2018	$ 79,177	62,356,854	(57,528,969)	$ 4,907,062
Balance, shares at Dec. 31, 2018	79,176,330			79,176,330
Balance at Jun. 30, 2018	$ 76,138	59,266,099	(54,767,482)	$ 4,574,755
Balance, shares at Jun. 30, 2018	76,137,706
Common stock issued to institutional investor	$ 1,350	1,474,350		1,475,700
Common stock issued to institutional investor, shares	1,350,000
Common stock issued for additional commitment shares	$ 48	54,182		54,230
Common stock issued for additional commitment shares, shares	47,960
Exercise of warrants	$ 100	99,900		100,000
Exercise of warrants, shares	100,000
Options issued for services		95,940		95,940
Warrants issued for services		15,659		15,659
Net loss			(1,497,701)	(1,497,701)
Balance at Sep. 30, 2018	$ 77,636	61,006,130	(56,265,183)	4,818,583
Balance, shares at Sep. 30, 2018	77,635,666
Balance at Dec. 31, 2018	$ 79,177	62,356,854	(57,528,969)	$ 4,907,062
Balance, shares at Dec. 31, 2018	79,176,330			79,176,330
Common stock issued to institutional investor	$ 5,450	4,160,135		$ 4,165,585
Common stock issued to institutional investor, shares	5,450,000
Common stock issued for additional commitment shares	$ 485	373,403		373,888
Common stock issued for additional commitment shares, shares	485,385
Options issued for services		500,591		500,591
Warrants issued for services		57,005		57,005
Net loss			(5,243,819)	(5,243,819)
Balance at Sep. 30, 2019	$ 85,112	67,447,988	(62,772,788)	$ 4,760,312
Balance, shares at Sep. 30, 2019	85,111,715			85,111,715
Balance at Jun. 30, 2019	$ 83,193	65,904,260	(61,163,576)	$ 4,823,877
Balance, shares at Jun. 30, 2019	83,192,958
Common stock issued to institutional investor	$ 1,875	1,344,500		1,346,375
Common stock issued to institutional investor, shares	1,875,000
Common stock issued for additional commitment shares	$ 44	33,284		33,328
Common stock issued for additional commitment shares, shares	43,757
Options issued for services		149,768		149,768
Warrants issued for services		16,176		16,176
Net loss			(1,609,212)	(1,609,212)
Balance at Sep. 30, 2019	$ 85,112	$ 67,447,988	$ (62,772,788)	$ 4,760,312
Balance, shares at Sep. 30, 2019	85,111,715			85,111,715